Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 15, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus, dated December 1, 2020 and Statement of Additional Information (the “SAI”), dated December 1, 2020 (as revised January 14, 2021), for the iShares Exponential Technologies ETF (XT) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The following changes for the Fund will be effective on or around December 20, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that the Equity Research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a user or producer of promising technologies. Exponential technologies displace older technologies, create new markets and have the potential to effect significant economic impacts.
The Underlying Index is a subset of the Morningstar US Market Index and the Morningstar Global Markets ex‑US Index family (the “Parent Indexes”). The eligible universe of securities in the Underlying Index must be in the Morningstar Global Equity Index family and covered by Morningstar’s Equity Research analysts. The Morningstar analysts perform fundamental research in order to score companies within the eligible universe along a three-point scale based on exponential technology themes that Morningstar believes have the potential to have significant economic benefits to producers and users. As of October 25, 2021, Morningstar has identified nine exponential technology themes: big data and analytics, cloud computing, energy transition, fintech innovation, healthcare innovation, hyperconnectivity, nanotechnology, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: processing and capturing customer or other business-related data, and analyzing and leveraging that data to grow the business; making information and applications available on a scalable, on‑demand manner through the internet; working to abate global climate change and reduce greenhouse gases; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome; fueling rapid growth in connected devices and a need to push more data at faster transmission rates between users and devices; engineering and technology applications focused on manipulation of matter on an atomic, molecular or supramolecular level; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 15, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus, dated December 1, 2020 and Statement of Additional Information (the “SAI”), dated December 1, 2020 (as revised January 14, 2021), for the iShares Exponential Technologies ETF (XT) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The following changes for the Fund will be effective on or around December 20, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that the Equity Research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a user or producer of promising technologies. Exponential technologies displace older technologies, create new markets and have the potential to effect significant economic impacts.
The Underlying Index is a subset of the Morningstar US Market Index and the Morningstar Global Markets ex‑US Index family (the “Parent Indexes”). The eligible universe of securities in the Underlying Index must be in the Morningstar Global Equity Index family and covered by Morningstar’s Equity Research analysts. The Morningstar analysts perform fundamental research in order to score companies within the eligible universe along a three-point scale based on exponential technology themes that Morningstar believes have the potential to have significant economic benefits to producers and users. As of October 25, 2021, Morningstar has identified nine exponential technology themes: big data and analytics, cloud computing, energy transition, fintech innovation, healthcare innovation, hyperconnectivity, nanotechnology, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: processing and capturing customer or other business-related data, and analyzing and leveraging that data to grow the business; making information and applications available on a scalable, on‑demand manner through the internet; working to abate global climate change and reduce greenhouse gases; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome; fueling rapid growth in connected devices and a need to push more data at faster transmission rates between users and devices; engineering and technology applications focused on manipulation of matter on an atomic, molecular or supramolecular level; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.